Rule 482 Ad




                                       The
                                    CONESTOGA
                              SMALL CAP MUTUAL FUND

                                [Graphic Omitted]



                     A LOCALLY MANAGED SMALL CAP MUTUAL FUND
                     MANAGED BY CONESTOGA CAPITAL ADVISORS.

                               Portfolio Managers
                               ------------------

                            William C. Martindale Jr.
                               Robert M. Mitchell

                                     Contact
                                     -------

                                  Mr. Rip Scott
                              Director of Marketing
                                  610-943-9950
                                 1-800-320-7790


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                         Conestoga Small Cap Mutual Fund

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Top Ten Equity Holdings Equal 28.48%              Performance
          of the Portfolio
           As of 9/30/2003                      Since Inception
  1  Orthofix Intl           3.20%              (10/01/02--9/30/03)    YTD
  2. Inter Tel Corp.         3.00%
  3.  Reynolds & Reynolds    2.89%        Conestoga           22.97%  17.18%
  4.  Boston Private         2.88%        Small Cap Fund
  5. ICUI Medical            2.85%
  6. Techne Corp             2.78%        Russell 2000 Index  34.34%  28.58%
  7. W D 40 Company          2.78%
  8. Oshkosh Truck Co.       2.77%        S&P 600 Index       26.29%  20.07%
  9. Cuno Inc.               2.74%
 10. Polaris Inds.           2.59%

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      Conestoga Small Cap Fund         Russell 2000 Index Characteristics
          As of 9/30/2003 *                     As of 9/30/2003
P/E                      18.28 X          P/E                      24.6 X
EARNINGS GROWTH          16.0%            EARNINGS GROWTH          15.0 %
PEG RATIO                1.14             PEG RATIO                 1.64
ROE                      18.08%           ROE                       8.90%
MARKET CAP               $864MM           MARKET CAP               $477MM
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                           Expense Ratio & Fees
              Management Fee                  1.20%
              Additional Expenses              .15%
              12b-1 Fee                        .25%
                                              ------
              Total Fee                       1.60%


                                CUSIP #207019100
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                      Disclosure & Additional Information
                      -----------------------------------
The Conestoga Small Cap Fund can be purchased fund direct or through Fidelity Investments and First Clearing Corp. Please contact Conestoga Capital Advisors for additional instructions. *Conestoga Fund and Russell 2000 characteristics generated by Factset analytical system. Performance is based upon closing NAV calculation on listed dates and represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Investment returns and principal value of an investment in Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For the fund's daily NAV, list of additional holdings, total return as of the most recent month-end and a copy of the fund prospectus please visit www.conestogacapital.com . The prospectus contains information about the Fund's investment objective, risks and changes and expenses which an investor should consider before investing.
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                           For Additional Information
                                 Please Contact
                                  Mr. Rip Scott
                              Director of Marketing
                                  610-943-9950
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